Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Property and equipment, net

10. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,
	2019	2020
	RMB	RMB
Office furniture and equipment	1,774	1,855
Computer equipment	8,812	8,933
Servers and network equipment	51,810	31,967
Leasehold improvements	11,427	9,880
Vehicles	727	698
Building	12,512	12,512
Total	87,062	65,845
Accumulated depreciation	(49,179)	(46,534)
Impairment	(1,197)	(1,197)
Property and equipment, net	36,686	18,114

The impairment loss of property and equipment were nil, RMB1,197 and nil for the years ended December 31, 2018, 2019 and 2020, respectively.

Depreciation expenses were RMB14,046, RMB21,652 and RMB14,425 for the years ended December 31, 2018, 2019 and 2020, respectively.